Investments (Tables)	12 Months Ended
Dec. 31, 2018
Business Combination
Schedule of changes in investments

Joint Venture
Ibema
Balance at December 31, 2016	873
Equity method	5,872
Other	19
Balance at December 31, 2017	6,764
Equity method	7,574
Balance at December 31, 2018	14,338

Summary of financial information of joint venture

	Joint Venture
	Ibema
	12/31/2018	12/31/2017
Equity interest %	49.9%	49.9%
Total assets	335,029	334,827
Total liabilities	317,572	334,009
Adjusted equity (a)	17,458	818
Net income for the year	16,415	9,790
(a)	Adjusted for unrealized profits with parent company.

Facepa
Business Combination
Schedule of detailed information about Business Combination

Facepa Fabrica de Papel da Amazônia S.A.

3/1/2018
Asset
Current
Cash and cash equivalents	12,743
Trade accounts receivable	49,315
Inventories	20,162
Recoverable taxes	13,710
Other assets	2,011

Total current assets	97,941

Non-current
Recoverable taxes	425
Judicial deposits	1,341
Other assets	290
Investment	423
Property, plant and equipment	77,431
Intangible	211

Total non-current assets	80,121

Total assets	178,062
3/1/2018
Liabilities
Current
Trade accounts payable	21,814
Loans and financing	5,277
Taxes payable	8,087
Advances to suppliers	595
Dividends payable	1,717
Trade accounts payable with transaction	9,762
Other liabilities	1,214

Total current liabilities	48,466

Non-Current
Loans and financing	21,399
Labor provision	1,350
Other liabilities	418

Total non-current liabilities	23,167

Total net	106,429

Total liabilities	178,062

The assets identified in the valuation, based on their estimated fair values, are presented as follows:

Values

Net assets of Facepa	106,429
Net assets acquired of AGFA (a)	589

Intangible - Trademarks	21,598
Intangible - Customer relationship	28,505
Intangible - Non-Compete	3,374
Property, plant and equipment	49,814

Total net assets at fair value	210,310
Total consideration transferred / to be transferred	307,876
Non-controlling interest (b)	15,016

Goodwill on business combination	112,582
(a)

As mentioned in Note 1.1 b) iii), AGFA is a non-operating company and was acquired in the Facepa transaction, considering 100% of the shares. The balance of the net assets refer to accounts receivable with Facepa and balance in bank account.

(b)	The non-controlling interest’s was proportionate share of the acquired entity’s net identifiable assets.

As of December 31, 2018, the non-controlling interest, net of amortization and depreciation equivalent to R$ 13,807.

PCH Mucuri
Business Combination
Schedule of detailed information about Business Combination

Mucuri Energética S.A.

2/19/2018
Asset
Current
Cash and cash equivalents	8,692
Trade accounts receivable	2,663
Recoverable taxes	111
Prepaid expenses	17

Total current assets	11,483

Non-current
Judicial deposits	1,682
Financial investments	2,472
Property, plant and equipment	110,459
Intangible	118

Total non-current assets	114,731

Total assets	126,214
2/19/2018
Liabilities
Current
Trade accounts payable	255
Loans and financing	5,439
Taxes payable	540
Sectoral provisions	12,328
Other liabilities	73

Total current liabilities	18,635

Non-current
Loans and financing	47,808
Provision for contingency	12,050

Total non-current liabilities	59,858

Total net asset	47,721

Total liabilities	126,214

The net assets evaluated based on their fair values are shown below:

Values

Net assets acquired	47,721

Total net assets at fair value	47,721
Total consideration transferred	48,028

Goodwill on business combination	307